UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       3/31/10
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Clark Capital Management Group, Inc.
            ------------------------------------------
Address:    1650 Market Street, 53rd Fl
            ------------------------------------------
            Phila, PA 19103
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Denise Williams
          --------------------------------------------
Title:    CCO
          --------------------------------------------
Phone:    215-569-2224
          --------------------------------------------

Signature, Place, and Date of Signing:

Denise Williams	       Philadelphia, PA                     	May 13, 2010
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       128
                                              -----------------------

Form 13F Information Table Value Total:       154,832
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:  None

                                  13F SCHEDULE

                                                                                                                    COLUMN 8
       COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      VOTING AUTHORITY
--------------------     --------     -----------  --------   --------------------   ----------   --------   -----------------------
                          TITLE                      VALUE    SHRS OR   SH/   PCT/   INVESTMENT    OTHER
   NAME OF ISSUER        OF CLASS        CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED  NONE
--------------------     --------     -----------  --------   -------   ---   ----   ----------   --------   ---------  ------  ----
AFLAC INC		COM		001055102 	594	10935	SH		Sole		None			None
AT&T INC		COM		00206R102 	282	10914	SH		Sole		None			None
ABBOTT 			COM		002824100 	608	11547	SH		Sole		None			None
ALTRIA GROUP INC.	COM		02209S103 	327	15949	SH		Sole		None			None
AMERICAN EXPRESS 	COM		025816109 	342	8290	SH		Sole		None			None
APPLE COMPUTER		COM		037833100 	916	3900	SH		Sole		None			None
BP PLC - ADR		COM		055622104 	1274	22319	SH		Sole		None			None
BAIDU INC 		COM		056752108 	353	591	SH		Sole		None			None
BANK OF AMERICA CORP.	COM		060505104 	380	21272	SH		Sole		None			None
BNY MELLON		COM		064058100 	247	8000	SH		Sole		None			None
BERKSHIRE HATHAWAY INC 	COM		084670702 	482	5936	SH		Sole		None			None
BOEING COMPANY		COM		09702310  	820	11287	SH		Sole		None			None
BRISTOL MYERS SQUIBB 	COM		110122108 	380	14226	SH		Sole		None			None
BUCKEYE PARTNERS - LP	COM		118230101 	910	15145	SH		Sole		None			None
CSX CORPORATION		COM		126408103 	400	7852	SH		Sole		None			None
CATERPILLAR INC		COM		149123101 	429	6823	SH		Sole		None			None
CELGENE CORP		COM		15102010  	367	5925	SH		Sole		None			None
CHEVRON CORP		COM		166764100 	414	5455	SH		Sole		None			None
CISCO SYSTEMS INC	COM		17275R102 	434	16684	SH		Sole		None			None
CLAYMORE / DELTA GLBA 	COM		18383Q820 	229	15599	SH		Sole		None			None
CLAYMORE ALPHA CHINA 	COM		18383Q853 	3350	121157	SH		Sole		None			None
COCA-COLA COMPANY	COM		191216100 	574	10432	SH		Sole		None			None
CONSOL ENERGY INC 	COM		20854P10  	291	6815	SH		Sole		None			None
CUMMINS ENGINE INC	COM		231021106 	436	7035	SH		Sole		None			None
DANAHER CORP		COM		23585110  	256	3203	SH		Sole		None			None
DEVON ENERGY CORP	COM		25179M103 	350	5434	SH		Sole		None			None
DIAGEO PLC		COM		25243Q20  	588	8724	SH		Sole		None			None
DOW CHEM CO		COM		260543103 	232	7847	SH		Sole		None			None
DU PONT 		COM		26353410  	553	14847	SH		Sole		None			None
DUKE ENERGY CORP	COM		26441C105 	225	13798	SH		Sole		None			None
EMC CORP 		COM		26864810  	280	15530	SH		Sole		None			None
EXXON MOBIL CORP	COM		30231G102 	1523	22736	SH		Sole		None			None
FACTSET RESEARCH 	COM		303075105 	235	3200	SH		Sole		None			None
FORD MOTOR CO		COM		34537086  	163	13000	SH		Sole		None			None
GENERAL ELECTRIC CO	COM		369604103 	986	54173	SH		Sole		None			None
GENERAL MILLS INC	COM		370334104 	359	5076	SH		Sole		None			None
GOLDMAN SACHS GROUP INC	COM		38141G104 	678	3971	SH		Sole		None			None
HEINZ HJ COMPANY	COM		423074103 	310	6795	SH		Sole		None			None
HEWLETT-PACKARD CO	COM		428236103 	680	12803	SH		Sole		None			None
HOME DEPOT INC		COM		437076102 	238	7349	SH		Sole		None			None
INTEL CORP		COM		458140100 	529	23765	SH		Sole		None			None
INTL BUSINESS MACHINES 	COM		459200101 	755	5884	SH		Sole		None			None
ISHARES			MSCI AUSTRALIA	464286103 	308	12843	SH		Sole		None			None
ISHARES 		MSCI BRAZIL	46428640  	2774	37670	SH		Sole		None			None
ISHARES 		MSCI CDA INDEX	464286509 	3263	116911	SH		Sole		None			None
ISHARES			MSCI THAILAND	464286624 	2101	43847	SH		Sole		None			None
ISHARES 		MSCI CHILE 	464286640 	490	8927	SH		Sole		None			None
ISHARES 		MSCI  KOREA	464286772 	341	6810	SH		Sole		None			None
ISHARES 		 MSCI STH AFRICA464286780 	1765	29205	SH		Sole		None			None
ISHARES 		MSCI MEX INVEST	464286822 	2911	54553	SH		Sole		None			None
ISHARES 		MSCI MALAYSIA	464286830 	2570	220009	SH		Sole		None			None
ISHARES  		MSCI HONG KONG 	464286871 	3138	192633	SH		Sole		None			None
ISHARES 		DJ  TRANSP AVE 	464287192 	875	11067	SH		Sole		None			None
ISHARES 		IBOXX INV CPBD	464287242 	2837	26827	SH		Sole		None			None
ISHARES 		S&P LTN AM 40	464287390 	1918	39728	SH		Sole		None			None
ISHARES 		BARCLAYS 7-10 YR464287440 	435	4856	SH		Sole		None			None
ISHARES 		RUSSELL MCPVL	464287473 	8231	204079	SH		Sole		None			None
ISHARES 		RUSSELL MCP GR	464287481 	6395	131809	SH		Sole		None			None
ISHARES 		S&P NA MULTIMD	464287531 	1075	37469	SH		Sole		None			None
ISHARES 		RUSL 2000 VALU	464287630 	12247	191844	SH		Sole		None			None
ISHARES 		RUSL 2000 GROW	464287648 	12120	165484	SH		Sole		None			None
ISHARES 		RUSSELL 2000	464287655 	438	6460	SH		Sole		None			None
ISHARES 		DJ US TECH SEC	464287721 	1140	19519	SH		Sole		None			None
ISHARES 		HIGH YLD CORP	464288513 	464	5251	SH		Sole		None			None
ISHARES 		US PRD STK IDX	464288687 	822	21230	SH		Sole		None			None
ISHARES 		S&P GLB MTRLS	464288695 	259	4073	SH		Sole		None			None
ISHARES 		S&P GL UTILITI	464288711 	237	5197	SH		Sole		None			None
ISHARES 		 S&P GL INDUST	464288729 	748	15446	SH		Sole		None			None
ISHARES  		 DJ AEROSPACE 	464288760 	964	16665	SH		Sole		None			None
ISHARES 		 DJ  MED DEVISES464288810 	1092	18706	SH		Sole		None			None
ISHARES 		RSSL MCRCP ICD	464288869 	2069	48193	SH		Sole		None			None
JP MORGAN CHASE & CO.	COM		46625H100 	816	18237	SH		Sole		None			None
JANUS CAP GROUP INC	COM		47102X105 	402	28118	SH		Sole		None			None
JOHNSON & JOHNSON	COM		478160104 	849	13024	SH		Sole		None			None
KRAFT FOODS INC  CL A	COM		50075N10  	296	9775	SH		Sole		None			None
L 3 COMMUNICATIONS HLDGSCOM		502424104 	379	4140	SH		Sole		None			None
LILLY ELI & CO		COM		532457108 	242	6670	SH		Sole		None			None
MARKET VECTORS ETF TR	MV STEEL INDEX	57060U308 	1182	17299	SH		Sole		None			None
MARKET VECTORS ETF TR	AGRIBUS ETF	57060U605 	307	6804	SH		Sole		None			None
MARKET VECTORS ETF TR	BRAZL SM CP ETF	57060U613 	296	6487	SH		Sole		None			None
MARKET VECTORS ETF TR	INDONESIA ETF	57060U753 	2071	29659	SH		Sole		None			None
MARKET VECTORS ETF TR	COAL ETF	57060U837 	304	8063	SH		Sole		None			None
MERCK & CO INC		COM		58933Y105 	207	5531	SH		Sole		None			None
MICROSOFT CORP		COM		594918104 	724	24728	SH		Sole		None			None
NYSE EURONEXT		COM		629491101 	409	13800	SH		Sole		None			None
NORFOLK SOUTHERN CORP	COM		65584410  	244	4360	SH		Sole		None			None
NOVARTIS AG		COM		66987V109 	526	9731	SH		Sole		None			None
NUVEEN GLOBAL VALUE 	COM		6706EH103 	311	16395	SH		Sole		None			None
OCCIDENTAL PETROLEUM	COM		674599105 	642	7597	SH		Sole		None			None
ONEOK INC 		COM		68268010  	440	9632	SH		Sole		None			None
PPL CORP 		COM		69351T106 	333	12027	SH		Sole		None			None
PHILIP MORRIS INTL INC 	COM		718172109 	1418	27184	SH		Sole		None			None
POWERSHARES TRUST	UNIT SER 1	73935A104 	3307	68635	SH		Sole		None			None
POWERSHARES ETF TRUST	DYN MEDIA PORT	73935X823 	175	13470	SH		Sole		None			None
POWERSHARES ETF TRUST	INSD NATL MUNI	73936T474 	666	28100	SH		Sole		None			None
PRAXAIR INC		COM		74005P104 	606	7306	SH		Sole		None			None
PROCTER & GAMBLE CO	COM		742718109 	1292	20428	SH		Sole		None			None
PROSHARES TRUST		PSHS ULTSH 20YRS74347R297 	305	6255	SH		Sole		None			None
PROSHARES TR II		ULTRASHRT EURO	74347W882 	302	14526	SH		Sole		None			None
PRUDENTIAL FINANCIAL 	COM		744320102 	352	5822	SH		Sole		None			None
PUBLIC SVC ENTERPRISES 	COM		744573106 	213	7200	SH		Sole		None			None
RPM INTL INC		COM		749685103 	341	16000	SH		Sole		None			None
RYDEX ETF TRUST	S&P 500 EQ TRD		78355W106 	7275	170893	SH		Sole		None			None
SPDR S&P 500 ETF TR	UNIT SER 1 S&P	78462F10  	239	2040	SH		Sole		None			None
GOLD SHARES SPDR	COM		78463V107 	459	4210	SH		Sole		None			None
SPDR			BRCLYS YLD ETF	78464A417 	1151	28919	SH		Sole		None			None
SPDR SERIES TRUST	KBW REGN BK ETF	78464A698 	1554	59275	SH		Sole		None			None
SPDR SERIES TRUST	S&P RETAIL ETF	78464A714 	2512	60814	SH		Sole		None			None
SPDR SERIES TRUST	S&P OIL GAS EXP	78464A730 	306	7253	SH		Sole		None			None
SPDR SERIES TRUST	S&P METALS MNG	78464A755 	1223	21527	SH		Sole		None			None
SPDR SERIES TRUST	S&P DIVID ETF	78464A763 	777	15766	SH		Sole		None			None
SPDR			KBW INS ETF	78464A789 	2058	49847	SH		Sole		None			None
SPDR			KBW BK ETF	78464A797 	2056	79649	SH		Sole		None			None
SPDR SERIES TRUST	S&P BIOTECH	78464A870 	1154	19257	SH		Sole		None			None
SPDR SERIES TRUST	S&P HOMEBUILD	78464A888 	832	49439	SH		Sole		None			None
SPDR S&P MIDCAP 400 	UTSER1 S&P DCRP	78467Y107 	2658	18566	SH		Sole		None			None
SELECT SECTOR SPDR TR	SBI CONS DISCR	81369Y407 	2941	89546	SH		Sole		None			None
SELECT SECTOR SPDR TR	SBI INT-INDS	81369Y704 	2561	81969	SH		Sole		None			None
STARBUCK'S CORP 	COM		855244109 	260	10695	SH		Sole		None			None
THERMO FISHER SCIENTIFICCOM		883556102 	302	5869	SH		Sole		None			None
TORONTO DOMINION BK ONT COM		89116050  	362	4852	SH		Sole		None			None
VANGUARD INTL EQUITY 	EMER MKT ETF	922042858 	470	11146	SH		Sole		None			None
VANGUARD INDEX FDS	REIT ETF	922908553 	1354	27750	SH		Sole		None			None
VERIZON COMMUNICATIONS	COM		92343V104 	216	6952	SH		Sole		None			None
WALGREEN CO		COM		931422109 	279	7515	SH		Sole		None			None
WILLIAMS COS INC	COM		969457100 	316	13675	SH		Sole		None			None
WISDOMTREE EARNINGS 	INDIA ERNGS FD	97717W422 	3075	131784	SH		Sole		None			None
WYNN RESORTS LTD	COM		983134107 	373	4919	SH		Sole		None			None
ZIONS BANCORP		COM		989701107 	310	14196	SH		Sole		None			None